Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 62,919	$ 165,173	$ 94,558	$ 157,371
Prepaid expenses and other receivables	6,663	5,100
Total current assets	116,760	170,273
Property, plant and equipment, net	27,442	36,976
Total assets	318,107	262,077
Current liabilities:
Accrued expenses and other payables	2,993	1,500
Dividend payable		10,514
Total current liabilities	90,207	17,719
Total liabilities	90,216	17,719
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 37,551,191 and 38,186,991 shares as at December 31, 2017 and 2018, respectively)	382	376
Additional paid-in capital	257,125	249,856
Accumulated deficit	(13,329)	(24)
Accumulated other comprehensive loss	(16,287)	(5,850)
Total shareholders’ equity	227,891	244,358	236,346	265,565
Total liabilities and equity	318,107	262,077
Parent Company
Current assets:
Cash and cash equivalents	35,512	114,249	51,795	31,387
Prepaid expenses and other receivables	2,313	2,845
Total current assets	37,825	117,094
Property, plant and equipment, net		3,000
Investments in subsidiaries	206,446	233,342
Total assets	244,271	353,436
Current liabilities:
Accrued expenses and other payables	230	159
Dividend payable		10,514
Amounts due to subsidiaries	16,150	23,431
Total current liabilities	16,380	34,104
Long term loan		74,974
Total liabilities	16,380	109,078
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 37,551,191 and 38,186,991 shares as at December 31, 2017 and 2018, respectively)	382	376
Additional paid-in capital	257,125	249,856
Accumulated deficit	(13,329)	(24)
Accumulated other comprehensive loss	(16,287)	(5,850)
Total shareholders’ equity	227,891	244,358	$ 236,346	$ 265,565
Total liabilities and equity	$ 244,271	$ 353,436